FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

January 20, 2016

Filed via EDGAR (CIK # 0000038721)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Franklin Custodian Funds (“Registrant”)

File Nos. 002-11346 and 811-000537

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 108 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act), and the Investment Company Act of 1940, as amended (1940 Act).

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called the Franklin Focused Growth Fund (the Fund). The Fund will offer five share classes, Class A, Class C, Class R, Class R6 and Advisor Class.

The Fund’s goal will be to seek capital appreciation.  The Fund’s investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the Fund’s investment goal. The Fund, under normal market conditions, will invest predominantly in equity securities of companies that the investment manager believes offer compelling growth opportunities.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective on April 5, 2016.  The Amendment relates only to the Fund.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any questions or comments relating to this filing to Amy C. Fitzsimmons at (215) 564-8711 or, in her absence, to Brian Crowell at (215) 564-8082.

Very truly yours,

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary